Debt (Senior Notes) (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	May 06, 2014	Jun. 08, 2011	Nov. 30, 2010	Dec. 19, 2013	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
7.00% Senior Notes due 2019
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 500,000,000.0			$ 499,875,000		$ 500,000,000
Interest Rate (percent)		7.00%			7.00%
Debt Instrument Maturity Year		2019
Debt repurchase amount	481,900,000
Percentage Of Principal Amount	101.00%
EHSI 2019 Notes
Debt Instrument [Line Items]
Long-term Debt, Gross	481,900,000				18,000,000
Interest Rate (percent)	7.00%
Debt repurchase amount	481,900,000
7.00% Senior Notes due 2020
Debt Instrument [Line Items]
Long-term Debt, Gross			400,000,000.0		400,000,000		400,000,000
Interest Rate (percent)			7.00%		7.00%
Debt Instrument Maturity Year			2020
Debt repurchase amount	393,000,000
Percentage Of Principal Amount	101.00%
Issue Price Percentage			99.105%
EHSI 2020 Notes
Debt Instrument [Line Items]
Long-term Debt, Gross	393,000,000				7,000,000
Interest Rate (percent)	7.00%
Debt repurchase amount	393,000,000
7.25% Senior Notes due 2022
Debt Instrument [Line Items]
Long-term Debt, Gross		400,000,000.0			400,000,000		400,000,000
Interest Rate (percent)		7.25%			7.25%
Debt Instrument Maturity Year		2022
Debt repurchase amount	396,300,000
Percentage Of Principal Amount	101.00%
Debt Issuance Cost	11,700,000
Debt Extinguishment Costs	5,300,000
EHSI 2022 Notes
Debt Instrument [Line Items]
Long-term Debt, Gross	396,300,000				3,700,000
Interest Rate (percent)	7.25%
Debt repurchase amount	396,300,000
5.75% Senior Notes due 2022
Debt Instrument [Line Items]
Long-term Debt, Gross				700,000,000.0	700,000,000		700,000,000
Interest Rate (percent)				5.75%	5.75%
Debt Instrument Maturity Year				2022
Percentage Of Principal Amount					105.75%
Redemption Percentage					35.00%
Debt Instrument, Redemption Price, Percentage					101.00%
5.75% Senior Notes due 2022 | Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Amount Of Cost Paid To Investment Bankers				12,800,000
5.375% Senior Notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Gross					750,000,000	750,000,000.0	0
Interest Rate (percent)					5.375%	5.375%
Percentage Of Principal Amount					105.375%
Debt Issuance Cost						$ 12,600,000
Redemption Percentage					35.00%
Debt Instrument, Redemption Price, Percentage					101.00%